Curian Guidance - Alt 100 Conservative Fund Summary (Curian Guidance - Alt 100 Conservative Fund)	0 Months Ended
Apr. 28, 2014
Curian Guidance - Alt 100 Conservative Fund
Prospectus [Line Items]
Supplement [Text Block]	Please delete all references to the Curian Guidance – Institutional Alt 100 Conservative Fund and replace them with Curian Guidance – Alt 100 Conservative Fund.